Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our non-PEO NEOs and certain Company performance for the fiscal years listed below. You should refer to our “Executive Compensation” section of this proxy statement for a complete description of how executive compensation relates to Company performance measures and how the Remuneration Committee makes its decisions related thereto.
Pay Versus Performance Table
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2024, December 31, 2023, and December 31, 2022, along with the financial information required to be disclosed for each fiscal year. As a recently commercial biotechnology company, we do not yet tie executive compensation to the performance of any financial metrics, including Net Income. We do tie executive compensation to other meaningful objectives which are described in the “Executive Compensation — Annual Cash Bonus Plan” section of our proxy statement.
Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Year end value of $100 invested on December 31, 2021 in:	Net Income (Loss) (in millions) ($)
					ADAP Total Shareholder Return ($)
2024	2,109,075	1,379,014	1,402,333	1,013,603	14.37	(70.8)
2023	2,774,041	1,170,181	1,187,665	678,488	21.15	(113.9)
2022	3,408,527	14,569	1,666,827	570,515	38.93	(165.5)

(1)
Adrian Rawcliffe is the PEO for each covered fiscal year. The non-PEO NEOs reflect the following individuals in each year:

2024: William Bertrand, Cintia Piccina
2023: Gavin Wood, William Bertrand, Helen Tayton-Martin, Elliot Norry
2022: Gavin Wood, William Bertrand, Elliot Norry, Cintia Piccina
(2)
Summary Compensation Table (“SCT”) numbers include the values as reported in this proxy statement for fiscal year 2024, as reported in our proxy statement filed on April 11, 2024 for fiscal year 2023, and as reported in our proxy statement filed on April 13, 2023 for fiscal year 2022.

(3)
Deductions from, and additions to, total compensation in the SCT by year to calculate CAP are shown in the table below. The amounts reflected for fiscal years 2022 and 2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate administrative corrections in the calculation of fair value for certain stock option awards.

	2024		2023		2022
	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)
Total Compensation from SCT	2,109,075	1,402,333	2,774,041	1,187,665	3,408,527	1,666,827
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(1,065,820)	(795,530)	(1,716,163)	(505,845)	(2,714,882)	(1,109,700)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	621,928	210,768	656,961	193,324	1,012,980	457,195
Addition (Subtraction): Year-over- year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(285,160)	(39,378)	(465,575)	(166,427)	(1,154,861)	(331,831)
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	236,534	0	0	0	25,837
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(1,009)	(1,124)	(79,084)	(30,228)	(537,195)	(137,812)
Compensation Actually Paid (as calculated)	1,379,014	1,013,603	1,170,181	678,488	14,569	570,515
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2024, 2023, and 2022. Weighted average fair values for RSU-style options are based on our ordinary share price.
Award Type Vesting	Weighted Average Fair Value
	2024	2023	2022
RSU-style options	$0.13	$0.29	$0.48
	For Stock Options Vesting in
	2024	2023	2022
Expected volatility	79% – 109%	77% – 116%	104% – 117%
Expected dividend yield	0%	0%	0%
Expected life, in years	3.0 – 5.0	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	3.4% – 4.8%	3.5% – 4.9%	1.0% – 4.6%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

Named Executive Officers, Footnote
(1)
Adrian Rawcliffe is the PEO for each covered fiscal year. The non-PEO NEOs reflect the following individuals in each year:

2024: William Bertrand, Cintia Piccina
2023: Gavin Wood, William Bertrand, Helen Tayton-Martin, Elliot Norry
2022: Gavin Wood, William Bertrand, Elliot Norry, Cintia Piccina

PEO Total Compensation Amount	$ 2,109,075	$ 2,774,041	$ 3,408,527
PEO Actually Paid Compensation Amount	$ 1,379,014	1,170,181	14,569
Adjustment To PEO Compensation, Footnote
(3)
Deductions from, and additions to, total compensation in the SCT by year to calculate CAP are shown in the table below. The amounts reflected for fiscal years 2022 and 2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate administrative corrections in the calculation of fair value for certain stock option awards.
	2024		2023		2022
	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)
Total Compensation from SCT	2,109,075	1,402,333	2,774,041	1,187,665	3,408,527	1,666,827
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(1,065,820)	(795,530)	(1,716,163)	(505,845)	(2,714,882)	(1,109,700)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	621,928	210,768	656,961	193,324	1,012,980	457,195
Addition (Subtraction): Year-over- year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(285,160)	(39,378)	(465,575)	(166,427)	(1,154,861)	(331,831)
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	236,534	0	0	0	25,837
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(1,009)	(1,124)	(79,084)	(30,228)	(537,195)	(137,812)
Compensation Actually Paid (as calculated)	1,379,014	1,013,603	1,170,181	678,488	14,569	570,515

Non-PEO NEO Average Total Compensation Amount	$ 1,402,333	1,187,665	1,666,827
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,013,603	678,488	570,515
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Deductions from, and additions to, total compensation in the SCT by year to calculate CAP are shown in the table below. The amounts reflected for fiscal years 2022 and 2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate administrative corrections in the calculation of fair value for certain stock option awards.
	2024		2023		2022
	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)	PEO ($)	Average non-PEO NEO ($)
Total Compensation from SCT	2,109,075	1,402,333	2,774,041	1,187,665	3,408,527	1,666,827
Adjustments for Equity Awards:
Subtraction: Value of “Option Awards” reported in SCT	(1,065,820)	(795,530)	(1,716,163)	(505,845)	(2,714,882)	(1,109,700)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	621,928	210,768	656,961	193,324	1,012,980	457,195
Addition (Subtraction): Year-over- year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	(285,160)	(39,378)	(465,575)	(166,427)	(1,154,861)	(331,831)
Addition: Fair value at vest date for awards granted and vested during the covered fiscal year	0	236,534	0	0	0	25,837
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	(1,009)	(1,124)	(79,084)	(30,228)	(537,195)	(137,812)
Compensation Actually Paid (as calculated)	1,379,014	1,013,603	1,170,181	678,488	14,569	570,515

Equity Valuation Assumption Difference, Footnote
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2024, 2023, and 2022. Weighted average fair values for RSU-style options are based on our ordinary share price.
Award Type Vesting	Weighted Average Fair Value
	2024	2023	2022
RSU-style options	$0.13	$0.29	$0.48
	For Stock Options Vesting in
	2024	2023	2022
Expected volatility	79% – 109%	77% – 116%	104% – 117%
Expected dividend yield	0%	0%	0%
Expected life, in years	3.0 – 5.0	3.0 – 4.5	3.0 – 4.5
Risk-free interest rate	3.4% – 4.8%	3.5% – 4.9%	1.0% – 4.6%
The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
a.
Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and the remaining term, as of the vesting date or fiscal year end date.

b.
Strike price is based on each grant date closing price and asset price is based on each vesting date closing price or fiscal year end closing price.

c.
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vesting date or fiscal year end date.

d.
Historical volatility is based on daily price history for each expected life (years) prior to each vesting date or fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

e.
Represents annual dividend yield on each vesting date or fiscal year end date.

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income (Loss)
Total Shareholder Return Amount	$ 14.37	21.15	38.93
Net Income (Loss)	$ (70,800,000)	$ (113,900,000)	$ (165,500,000)
PEO Name	Adrian Rawcliffe
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.13	$ 0.29	$ 0.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	79.00%	77.00%	104.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	109.00%	116.00%	117.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years	4 years 6 months	4 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.40%	3.50%	1.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.80%	4.90%	4.60%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,065,820)	$ (1,716,163)	$ (2,714,882)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	621,928	656,961	1,012,980
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,160)	(465,575)	(1,154,861)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,009)	(79,084)	(537,195)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(795,530)	(505,845)	(1,109,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,768	193,324	457,195
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,378)	(166,427)	(331,831)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,534	0	25,837
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,124)	$ (30,228)	$ (137,812)